SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES Revenue Recognition - Performance Obligation (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Accounting Policies [Abstract]
Remaining performance obligation to be recognized	$ 20,820
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2019-01-01
Accounting Policies [Abstract]
Remaining performance obligation to be recognized, percentage	44.00%
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining performance obligation to be recognized, period	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2020-01-01
Accounting Policies [Abstract]
Remaining performance obligation to be recognized, percentage	29.00%
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining performance obligation to be recognized, period	2 years
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2021-01-01
Accounting Policies [Abstract]
Remaining performance obligation to be recognized, percentage	27.00%
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining performance obligation to be recognized, period